COMMITMENTS AND CONTINGENCIES (Narrative) (Details) ¥ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Sep. 12, 2016 USD ($)	Feb. 25, 2015 USD ($)	Nov. 22, 2013 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Total rental expenses for operating leases				¥ 35,144	$ 5,111	¥ 28,695	¥ 11,293
Accrual for unrecognized tax benefits				¥ 2,133		¥ 24,298		$ 310
Payments for Legal Settlements		$ 1,500	$ 2,500
Proceeds from Insurance Settlement, Investing Activities	$ 1,000